VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details) $ in Thousands		1 Months Ended		6 Months Ended
	Jun. 30, 2023 vessel	Apr. 30, 2022 USD ($) vessel variable_interest_entity shares	Jan. 26, 2022 USD ($)	Jun. 30, 2023
Variable Interest Entity [Line Items]
Number of VIEs deconsolidated | variable_interest_entity		5
Non-controlling interest, deconsolidation of VIEs | $			$ 115,412
Vessels disposal group | Golar LNG Limited
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transactions disposed | vessel		7
Number of vessels in sale and leaseback transactions repurchased prior to disposal | shares		5
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels assumed in sale and leaseback transaction | vessel	2	2
Non-controlling interest, deconsolidation of VIEs | $		$ 115,400
Variable Interest Entity, Primary Beneficiary | Minimum
Variable Interest Entity [Line Items]
Lease term				7 years
Variable Interest Entity, Primary Beneficiary | Maximum
Variable Interest Entity [Line Items]
Lease term				10 years